Schedule of weighted average remaining term and discount rate (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease, weighted-average remaining term	9 months 18 days	1 year 3 months 14 days
Finance leases, weighted-average remaining term	3 years 4 months 24 days	4 years 5 months 1 day
Operating lease, weighted-average discount rate	5.94%	7.35%
Finance leases, weighted-average discount rate	9.60%	9.60%